UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon International Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:



Signature:	______________________
Place:		New York, NY
Date:		August 14, 2008




Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for
		this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    165434


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D APPLE INC  COM STK             COMMON STOCK     037833100     9558    57085 SH       SH-OTH                    0    57085        0
D ATMEL CORP  COM STK            COMMON STOCK     049513104       78    22500 SH       SH-OTH                    0    22500        0
D BAIDU.COM  INC.  ADR           ADRS STOCKS      056752108     4460    14250 SH       SH-OTH                    0    14250        0
D BROADCOM CORP CL A COM STK     COMMON STOCK     111320107     8441   309310 SH       SH-OTH                    0   309310        0
D CHARTERED SEMICONDUC TOR MANUF ADRS STOCKS      16133R106     1193   210000 SH       SH-OTH                    0   210000        0
D CHECK POINT SOFTWARE  TECHNOLO COMMON STOCK     M22465104      284    12000 SH       SH-OTH                    0    12000        0
D CHINA FIRE & SEC  GROUP COM ST COMMON STOCK     16938R103      403    50000 SH       SH-OTH                    0    50000        0
D CHINA SECURITY & SUR VEILLANCE COMMON STOCK     16942J105     1685   125000 SH       SH-OTH                    0   125000        0
D CHINA UNICOM LTD  ADR          ADRS STOCKS      16945R104      185    10000 SH       SH-OTH                    0    10000        0
D CHORDIANT SFTWR COM STK        COMMON STOCK     170404305      200    40000 SH       SH-OTH                    0    40000        0
D CIA VALE DO RIO DOCE  ADR      ADRS STOCKS      204412209     2866    80000 SH       SH-OTH                    0    80000        0
D CNINSURE INC-ADR               ADRS STOCKS      18976M103      932    63800 SH       SH-OTH                    0    63800        0
D COGO GROUP INC  COM STK        COMMON STOCK     192448108     1631   179000 SH       SH-OTH                    0   179000        0
D DIALYSIS CORP OF AMERICA       COMMON STOCK     252529102      697    95830 SH       SH-OTH                    0    95830        0
D ELIXIR GAMING TECH  COM STK    COMMON STOCK     28661G105      706   588270 SH       SH-OTH                    0   588270        0
D EMCORE CORP  COM STK           COMMON STOCK     290846104     1613   257700 SH       SH-OTH                    0   257700        0
D GFI GROUP INC  COM STK         COMMON STOCK     361652209     2478   275000 SH       SH-OTH                    0   275000        0
D GFI GROUP INC  COM STK         OPTIONS - PUTS   99OB2GFW9     1802   200000 SH  PUT  SH-OTH                    0   200000        0
D GIANT INTERCTIVE               ADRS STOCKS      374511103    11624   959107 SH       SH-OTH                    0   959107        0
D GIANT INTERCTIVE               OPTIONS - CALLS  99O9SYDF6      665    54900 SH  CALL SH-OTH                    0    54900        0
D GOOGLE INC CL A COM STK        COMMON STOCK     38259P508     3211     6100 SH       SH-OTH                    0     6100        0
D HIMAX TECHNOLOGIES I NC ADR    ADRS STOCKS      43289P106     1017   198710 SH       SH-OTH                    0   198710        0
D HOME INNS & HOTELS M GMT INC A ADRS STOCKS      43713W107     3216   169200 SH       SH-OTH                    0   169200        0
D INVENTIV HEALTH INC  COM STK   COMMON STOCK     46122E105     5558   200000 SH       SH-OTH                    0   200000        0
D ISHRES FTSE CHNA               OPTIONS - PUTS   99OB379C9     2944    22500 SH  PUT  SH-OTH                    0    22500        0
D KONGZHONG CORP SPONS ADR       ADRS STOCKS      50047P104       89    23736 SH       SH-OTH                    0    23736        0
D KULICKE & SOFFA INDS  INC COM  COMMON STOCK     501242101     1672   229400 SH       SH-OTH                    0   229400        0
D MARKET VECTORS RUSSI A ETF     OPTIONS - PUTS   99O9VR4G5     1211    22500 SH  PUT  SH-OTH                    0    22500        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105     2933   166100 SH       SH-OTH                    0   166100        0
D MEDIS TECHNOLOGIES L TD COM ST COMMON STOCK     58500P107      338   100000 SH       SH-OTH                    0   100000        0
D MEMC ELECTRONIC MATE RIALS INC COMMON STOCK     552715104      508     8250 SH       SH-OTH                    0     8250        0
D MINDRAY MED INTL LTD  ADR      ADRS STOCKS      602675100     1019    27300 SH       SH-OTH                    0    27300        0
D NAVTEQ CORP  COM STK           COMMON STOCK     63936L100      524     6800 SH       SH-OTH                    0     6800        0
D NEW ORIENTAL EDUCATI ON & TECH ADRS STOCKS      647581107     1198    20500 SH       SH-OTH                    0    20500        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204     1943    79300 SH       SH-OTH                    0    79300        0
D ON SEMICONDUCTOR COR P /  SEMI COMMON STOCK     682189105       99    10800 SH       SH-OTH                    0    10800        0
D P.F. CHANG'S CHINA B ISTRO INC COMMON STOCK     69333Y108     2345   104991 SH       SH-OTH                    0   104991        0
D PEOPLESUPPORT                  COMMON STOCK     712714302     1275   150000 SH       SH-OTH                    0   150000        0
D QIMONDA AG ADR                 ADRS STOCKS      746904101      882   370400 SH       SH-OTH                    0   370400        0
D SHANDA INTERACTIVE ENTMT LTD S ADRS STOCKS      81941Q203     1358    50000 SH       SH-OTH                    0    50000        0
D SHIRE LIMITED PLC  ADR         OPTIONS - CALLS  99O9XJ6R5     2457    50000 SH  CALL SH-OTH                    0    50000        0
D SINA CORP COM SHS              COMMON STOCK     G81477104     2715    63800 SH       SH-OTH                    0    63800        0
D SIRF TECHNOLOGY HOLD INGS INC  COMMON STOCK     82967H101      652   151000 SH       SH-OTH                    0   151000        0
D SOHU.COM INC  COM STK          COMMON STOCK     83408W103      930    13200 SH       SH-OTH                    0    13200        0
D SPANSION INC  COM STK          COMMON STOCK     84649R101      563   250000 SH       SH-OTH                    0   250000        0
D SPRINT NEXTEL CORP             COMMON STOCK     852061100      813    85600 SH       SH-OTH                    0    85600        0
D SYNAPTICS INC  COM STK         COMMON STOCK     87157D109    22817   604751 SH       SH-OTH                    0   604751        0
D TELECOMUNICACOES DE SAO PAULO  ADRS STOCKS      87929A102     1407    50000 SH       SH-OTH                    0    50000        0
D THE9 LTD  ADR                  ADRS STOCKS      88337K104     1725    76400 SH       SH-OTH                    0    76400        0
D TRANSDIGM GROUP INC  COM STK   COMMON STOCK     893641100     1874    55800 SH       SH-OTH                    0    55800        0
D UNITED STATES OIL FU ND LP     OPTIONS - PUTS   99O9X9GK1    30279   266400 SH  PUT  SH-OTH                    0   266400        0
D VISIONCHINA MEDIA INC ADS      ADRS STOCKS      92833U103      725    45660 SH       SH-OTH                    0    45660        0
D WESTERN DIGITAL CORP  COM STK  COMMON STOCK     958102105     3760   108900 SH       SH-OTH                    0   108900        0
D WSP HOLDINGS LTD ADR           ADRS STOCKS      92934F104     9876  1404891 SH       SH-OTH                    0  1404891        0
S REPORT SUMMARY                 54 DATA RECORDS              165434
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